Document and Entity Information	Sep. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 11, 2015
Registrant Name	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Central Index Key	0000315812
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 11, 2015
Prospectus Date	Apr. 30, 2015
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Prospectus:
Trading Symbol	DSTXX